Document And Entity Information	Oct. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Lucira Health, Inc.
Entity Central Index Key	0001652724
Entity Emerging Growth Company	true
Securities Act File Number	001-39976
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2491037
Entity Address, Address Line One	1412 62nd Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	350-8071
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LHDX
Security Exchange Name	NASDAQ